Schedule of Stockholders' Equity Note, Warrants or Rights (Details)	6 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 1		$ 6,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 2		10.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 3		$ 3,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 4		10.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 5		$ 2,611
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 6		30.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 7		$ 3,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 8		11.20
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 9		$ 12,451
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 10		10.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 11		$ 6,250
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 12		4.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 13		$ 6,250
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 14		4.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 15		$ 5,688
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 16		4.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 17		$ 3,750
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 18		10.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 19		$ 60,001
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 20		6.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 21		$ 1,106,459
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 22		6.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 23		$ 155,052
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 24		3.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 25		$ 204,101
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 26		6.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 27		$ 29,343
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 28		3.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 29		$ 24,625
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 30		8.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 31		$ 1,628,581
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	$ 3,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	11.20
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	6,250
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	4.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	6,250
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	4.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	5,688
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	4.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	12,451
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 10	10.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 11	3,750
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 12	10.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 13	60,001
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 14	6.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 15	901,211
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 16	6.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 17	155,052
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 18	3.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 19	204,101
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 20	6.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 21	29,343
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 22	3.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 23	24,625
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 24	8.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 25	365,688
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 26	4.80
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 27	36,569
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 28	4.80
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 29	15,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 30	4.80
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 31	$ 1,828,979